Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 27, 2013 USD ($)	Aug. 31, 2015 USD ($)
Vessels [Line Items]
Impairment loss		$ 321,978	$ 0	$ 0
Bareboat capital leases - upfront hire & handling fees		15,669
Proceeds from cancellation of vessels under construction		$ 5,800	$ 0	$ 0
CSSC Vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for ten years
Vessel Capacity	208,000
Handling Fees	$ 936
Number of installments	2
Other expenses capitalized	$ 669
Capital leased assets, Number of vessels	2
CSSC First Vessel
Vessels [Line Items]
Vessel purchase price obligation	$ 12,960
CSSC Second Vessel
Vessels [Line Items]
Vessel purchase price obligation	12,000
Hull 1343 (tbn Star Leo)
Vessels [Line Items]
Vessel Capacity		208,000
First Installment | CSSC Vessels
Vessels [Line Items]
Handling Fees	462
Financed by SWS owner | CSSC First Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	40,000
Financed by SWS owner | CSSC Second Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	$ 43,200
Merger and Pappas Transaction
Vessels [Line Items]
Number of newbuilding contracts		11
Merger and Pappas Transaction | Five newbuilding vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		ten-year bareboat charters
Vessel Capacity					208,000
Agreed extra costs for newbuildings					$ 1,008
Capital leased assets, Number of vessels		3			5
Merger and Pappas Transaction | Five newbuilding vessels | Minimum
Vessels [Line Items]
Vessel purchase price obligation					$ 12,000
Merger and Pappas Transaction | Five newbuilding vessels | Maximum
Vessels [Line Items]
Vessel purchase price obligation					12,960
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Minimum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation					40,000
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Maximum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation					$ 43,200
Sale Leaseback arrangement with CSSC | Hull 1343 (tbn Star Leo)
Vessels [Line Items]
Sale Leaseback Transaction, Date		August 31, 2015
Number of newbuilding contracts		1
Sale Leaseback Transaction, Description		10-year lease back arrangement
Lease agreements, maximum amount to finance construction cost						$ 40,000
Handling Fees		$ 500
Number of installments		2
Vessel purchase price obligation		$ 12,060